LVIP American Century Disciplined Core Value Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.43%
Aerospace & Defense–1.05%
Lockheed Martin Corp.	7,007	$3,497,964
		3,497,964
Air Freight & Logistics–0.66%
FedEx Corp.	9,376	2,210,955
		2,210,955
Automobile Components–0.62%
†Aptiv PLC	11,992	1,033,950
BorgWarner, Inc.	23,167	1,018,422
		2,052,372
Banks–10.62%
Bank of America Corp.	100,828	5,201,716
Citigroup, Inc.	70,586	7,164,479
JPMorgan Chase & Co.	43,276	13,650,549
Truist Financial Corp.	41,259	1,886,361
U.S. Bancorp	119,863	5,792,979
Wells Fargo & Co.	20,501	1,718,394
		35,414,478
Beverages–0.60%
PepsiCo, Inc.	14,303	2,008,713
		2,008,713
Biotechnology–4.09%
AbbVie, Inc.	11,904	2,756,252
Amgen, Inc.	4,675	1,319,285
†BioMarin Pharmaceutical, Inc.	11,099	601,122
†Exelixis, Inc.	15,960	659,148
Gilead Sciences, Inc.	52,228	5,797,308
†Incyte Corp.	12,226	1,036,887
†Neurocrine Biosciences, Inc.	3,800	533,444
†United Therapeutics Corp.	1,086	455,262
†Vertex Pharmaceuticals, Inc.	1,198	469,185
		13,627,893
Broadline Retail–0.64%
†Amazon.com, Inc.	8,960	1,967,347
†Etsy, Inc.	2,506	166,374
		2,133,721
Building Products–1.31%
A.O. Smith Corp.	5,926	435,028
Allegion PLC	6,274	1,112,694
AZZ, Inc.	2,629	286,903
Masco Corp.	26,744	1,882,510
†Resideo Technologies, Inc.	15,292	660,308
		4,377,443
Capital Markets–2.51%
Cboe Global Markets, Inc.	10,718	2,628,589
Evercore, Inc. Class A	1,999	674,303
Franklin Resources, Inc.	6,432	148,772
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Houlihan Lokey, Inc.	1,027	$210,864
Interactive Brokers Group, Inc. Class A	40,663	2,798,021
MSCI, Inc.	3,385	1,920,683
		8,381,232
Chemicals–1.09%
†Axalta Coating Systems Ltd.	37,078	1,061,172
NewMarket Corp.	602	498,583
PPG Industries, Inc.	19,791	2,080,232
		3,639,987
Commercial Services & Supplies–0.59%
HNI Corp.	11,144	522,096
MSA Safety, Inc.	3,843	661,265
Veralto Corp.	7,383	787,102
		1,970,463
Communications Equipment–1.49%
†Arista Networks, Inc.	5,665	825,447
Cisco Systems, Inc.	32,728	2,239,250
†F5, Inc.	5,922	1,913,931
		4,978,628
Construction & Engineering–1.26%
†API Group Corp.	8,322	286,027
EMCOR Group, Inc.	2,948	1,914,844
Granite Construction, Inc.	4,361	478,184
†MasTec, Inc.	1,558	331,558
Primoris Services Corp.	2,683	368,456
Valmont Industries, Inc.	2,087	809,193
		4,188,262
Consumer Staples Distribution & Retail–5.20%
Dollar General Corp.	18,258	1,886,964
Kroger Co.	40,046	2,699,501
†Maplebear, Inc.	15,095	554,892
Sysco Corp.	21,247	1,749,478
Target Corp.	36,438	3,268,489
†U.S. Foods Holding Corp.	23,832	1,826,008
Walmart, Inc.	52,038	5,363,036
		17,348,368
Containers & Packaging–0.35%
Crown Holdings, Inc.	11,939	1,153,188
		1,153,188
Distributors–0.24%
Genuine Parts Co.	1,160	160,776
LKQ Corp.	20,693	631,964
		792,740
Diversified Consumer Services–0.36%
ADT, Inc.	60,511	527,051
LVIP American Century Disciplined Core Value Fund–1

LVIP American Century Disciplined Core Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
Perdoceo Education Corp.	4,631	$174,404
†Stride, Inc.	3,310	492,991
		1,194,446
Diversified Telecommunication Services–2.73%
AT&T, Inc.	74,836	2,113,369
Verizon Communications, Inc.	158,919	6,984,490
		9,097,859
Electric Utilities–0.53%
Evergy, Inc.	23,433	1,781,377
		1,781,377
Electrical Equipment–0.77%
Acuity, Inc.	3,027	1,042,469
†Generac Holdings, Inc.	2,823	472,570
†NEXTracker, Inc. Class A	12,032	890,248
Regal Rexnord Corp.	1,167	167,394
		2,572,681
Electronic Equipment, Instruments & Components–1.17%
TE Connectivity PLC	17,737	3,893,804
		3,893,804
Energy Equipment & Services–1.55%
Schlumberger NV	98,705	3,392,491
TechnipFMC PLC	45,075	1,778,209
		5,170,700
Entertainment–0.23%
†Roku, Inc.	3,026	302,993
†Spotify Technology SA	638	445,324
		748,317
Financial Services–5.21%
†Affirm Holdings, Inc.	3,319	242,552
†Berkshire Hathaway, Inc. Class B	9,324	4,687,548
†Block, Inc.	3,903	282,070
†Fiserv, Inc.	2,204	284,162
Global Payments, Inc.	20,497	1,702,891
Mastercard, Inc. Class A	8,434	4,797,344
†PayPal Holdings, Inc.	67,269	4,511,059
Visa, Inc. Class A	2,577	879,736
		17,387,362
Food Products–0.47%
Ingredion, Inc.	6,708	819,114
J.M. Smucker Co.	2,959	321,347
Pilgrim's Pride Corp.	10,034	408,585
		1,549,046
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.47%
†Lyft, Inc. Class A	13,062	$287,494
†Uber Technologies, Inc.	13,008	1,274,394
		1,561,888
Health Care Equipment & Supplies–2.39%
†Align Technology, Inc.	7,185	899,706
†Hologic, Inc.	22,197	1,498,075
†LivaNova PLC	6,091	319,047
Medtronic PLC	47,470	4,521,043
†Solventum Corp.	9,949	726,277
		7,964,148
Health Care Providers & Services–4.25%
Cigna Group	2,834	816,900
HCA Healthcare, Inc.	12,298	5,241,408
Labcorp Holdings, Inc.	2,050	588,473
Quest Diagnostics, Inc.	2,694	513,423
UnitedHealth Group, Inc.	20,305	7,011,316
		14,171,520
Health Care Technology–0.28%
†Veeva Systems, Inc. Class A	3,151	938,714
		938,714
Hotel & Resort REITs–0.30%
Host Hotels & Resorts, Inc.	58,146	989,645
		989,645
Hotels, Restaurants & Leisure–1.71%
Booking Holdings, Inc.	200	1,079,854
†Brinker International, Inc.	5,754	728,917
†DoorDash, Inc. Class A	4,050	1,101,559
Expedia Group, Inc.	9,339	1,996,211
Yum! Brands, Inc.	5,210	791,920
		5,698,461
Household Products–2.29%
Colgate-Palmolive Co.	34,831	2,784,390
Procter & Gamble Co.	31,590	4,853,804
		7,638,194
Insurance–3.43%
Allstate Corp.	2,838	609,177
Everest Group Ltd.	2,498	874,874
Hartford Insurance Group, Inc.	20,402	2,721,423
Progressive Corp.	14,395	3,554,845
Travelers Cos., Inc.	7,822	2,184,059
W.R. Berkley Corp.	19,569	1,499,377
		11,443,755
Interactive Media & Services–2.44%
Alphabet, Inc. Class A	27,700	6,745,019
LVIP American Century Disciplined Core Value Fund–2

LVIP American Century Disciplined Core Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
Match Group, Inc.	25,538	$902,002
Meta Platforms, Inc. Class A	684	502,316
		8,149,337
IT Services–3.25%
Cognizant Technology Solutions Corp. Class A	37,933	2,544,167
†Gartner, Inc.	5,268	1,384,799
†GoDaddy, Inc. Class A	6,887	942,348
International Business Machines Corp.	16,750	4,726,180
†Twilio, Inc. Class A	12,491	1,250,224
		10,847,718
Leisure Products–0.16%
†Mattel, Inc.	32,154	541,152
		541,152
Machinery–5.91%
Caterpillar, Inc.	11,777	5,619,395
Cummins, Inc.	13,784	5,821,948
Donaldson Co., Inc.	11,526	943,403
Flowserve Corp.	13,676	726,742
Lincoln Electric Holdings, Inc.	4,343	1,024,210
†Middleby Corp.	5,073	674,354
Mueller Industries, Inc.	11,379	1,150,531
Parker-Hannifin Corp.	3,107	2,355,572
Toro Co.	10,460	797,052
Watts Water Technologies, Inc. Class A	2,092	584,254
		19,697,461
Media–2.41%
Comcast Corp. Class A	191,240	6,008,761
Fox Corp. Class A	23,398	1,475,478
Nexstar Media Group, Inc.	2,798	553,276
		8,037,515
Metals & Mining–1.18%
Newmont Corp.	31,807	2,681,648
Reliance, Inc.	4,477	1,257,276
		3,938,924
Multi-Utilities–1.01%
Consolidated Edison, Inc.	5,315	534,264
WEC Energy Group, Inc.	24,686	2,828,769
		3,363,033
Oil, Gas & Consumable Fuels–1.27%
Chevron Corp.	3,190	495,375
ConocoPhillips	9,997	945,616
Crescent Energy Co. Class A	38,882	346,828
Devon Energy Corp.	7,602	266,526
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	16,720	$1,885,180
Permian Resources Corp.	23,259	297,715
		4,237,240
Personal Care Products–0.66%
Kenvue, Inc.	134,858	2,188,745
		2,188,745
Pharmaceuticals–5.33%
Johnson & Johnson	55,846	10,354,965
Merck & Co., Inc.	88,399	7,419,328
		17,774,293
Professional Services–1.47%
†Amentum Holdings, Inc.	409	9,796
Booz Allen Hamilton Holding Corp.	6,396	639,280
Genpact Ltd.	17,170	719,251
†Huron Consulting Group, Inc.	3,675	539,380
Leidos Holdings, Inc.	13,644	2,578,170
Science Applications International Corp.	4,039	401,355
		4,887,232
Real Estate Management & Development–0.46%
†Jones Lang LaSalle, Inc.	5,140	1,533,159
		1,533,159
Semiconductors & Semiconductor Equipment–5.25%
Amkor Technology, Inc.	18,464	524,378
Applied Materials, Inc.	4,983	1,020,219
Broadcom, Inc.	4,323	1,426,201
†Cirrus Logic, Inc.	1,332	166,886
KLA Corp.	4,347	4,688,674
Marvell Technology, Inc.	18,085	1,520,406
Micron Technology, Inc.	10,705	1,791,161
NVIDIA Corp.	1,378	257,107
†Qorvo, Inc.	5,455	496,841
QUALCOMM, Inc.	33,830	5,627,959
		17,519,832
Software–3.51%
†Adobe, Inc.	8,349	2,945,110
†AppLovin Corp. Class A	2,847	2,045,683
†Docusign, Inc.	2,020	145,622
Microsoft Corp.	2,539	1,315,075
Salesforce, Inc.	15,593	3,695,541
†Zoom Communications, Inc. Class A	18,816	1,552,320
		11,699,351
Specialized REITs–0.52%
Public Storage	5,978	1,726,745
		1,726,745
LVIP American Century Disciplined Core Value Fund–3

LVIP American Century Disciplined Core Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.36%
Bath & Body Works, Inc.	21,608	$556,622
Gap, Inc.	26,071	557,659
Group 1 Automotive, Inc.	1,092	477,761
Home Depot, Inc.	2,413	977,724
Lowe's Cos., Inc.	3,137	788,359
Signet Jewelers Ltd.	5,397	517,680
†Ulta Beauty, Inc.	1,221	667,582
		4,543,387
Technology Hardware, Storage & Peripherals–1.11%
Apple, Inc.	11,331	2,885,213
Dell Technologies, Inc. Class C	3,373	478,190
†Super Micro Computer, Inc.	7,248	347,469
		3,710,872
Textiles, Apparel & Luxury Goods–0.21%
Ralph Lauren Corp.	2,280	714,917
		714,917
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.46%
†Core & Main, Inc. Class A	12,447	$670,022
Ferguson Enterprises, Inc.	15,068	3,383,971
MSC Industrial Direct Co., Inc. Class A	5,714	526,488
WESCO International, Inc.	1,428	302,022
		4,882,503
Total Common Stock (Cost $269,845,068)		331,571,740

MONEY MARKET FUND–0.20%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	667,904	667,904
Total Money Market Fund (Cost $667,904)		667,904

TOTAL INVESTMENTS–99.63% (Cost $270,512,972)	332,239,644
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	1,232,583
NET ASSETS APPLICABLE TO 35,458,390 SHARES OUTSTANDING–100.00%	$333,472,227

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP American Century Disciplined Core Value Fund–4